UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3207

General Money Market Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/08

FORM N-CSR

Item 1.	Reports to Stockholders.

General Money Market Fund, Inc.

ANNUAL REPORT November 30, 2008

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statement of Changes in Net Assets

14	Financial Highlights

16	Notes to Financial Statements

25	Report of Independent Registered Public Accounting Firm

26	Important Tax Information

27	Information About the Review and Approval of the Fund’s Management Agreement

31	Board Members Information

34	Officers of the Fund

FOR MORE INFORMATION

Back Cover

General Money Market Fund, Inc.

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this annual report for General Money Market Fund, Inc., covering the 12-month period from December 1, 2007, through November 30, 2008.

The U.S. and global economies suffered during the reporting period amid a financial crisis that sparked declines in virtually all areas of the financial markets.According to our Chief Economist, four key elements fueled the crisis: a sharp decline in home prices; high leverage and an ambiguous private/public status at mortgage agencies Fannie Mae and Freddie Mac; high leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses.

The federal government subsequently stepped in with a number of measures, including aTemporary Guarantee Program for Money Market Funds and a $700 billion rescue package intended to promote greater liquidity in the financial markets. However, the U.S. and global financial systems remain fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk.We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation December 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through November 30, 2008, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2008, General Money Market Fund’s Class A shares produced a yield of 2.71%, and its Class B shares produced a yield of 2.44% .Taking into account the effects of compounding, the fund’s Class A and Class B shares produced effective yields of 2.75% and 2.47%, respectively.1

Money market yields declined over the reporting period along with short-term interest rates in a weakening U.S. economy.The fund also was affected by a burgeoning financial crisis, which produced turmoil in the commercial paper market.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities. These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Interest Rates Fell as U.S. Economy Struggled

Slumping U.S. housing markets, sluggish consumer spending and resurgent energy prices already had produced a weaker U.S. economy

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

by the start of the reporting period. As a result, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate, which began the reporting period at 4.25% ..

Evidence of economic weakness continued to mount through the first quarter of 2008, and the credit crisis intensified as institutional investors de-levered their portfolios to raise cash. Despite aggressive easing by the Fed and an economic stimulus package from Congress, job losses and deleveraging pressures intensified. In March, the Fed participated in the rescue of investment bank Bear Stearns and made funds available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral. Nonetheless, unemployment continued to rise.

Reports of additional write-downs by major banks in June and greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July sparked renewed volatility in the stock and bond markets. The bad news continued to mount in August, including a jump in the unemployment rate to its highest level in five years.

September ranked as one of the most challenging months in memory, as financial institutions found themselves unable to obtain short-term funding for their operations. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG, Lehman Brothers Holdings filed for bankruptcy, Washington Mutual was seized by regulators, and Merrill Lynch and Wachovia were sold to former rivals. The U.S. Treasury Department proposed and Congress passed a $700 billion rescue package for the nation’s banking system. It later was estimated that U.S. GDP contracted by a –0.5% annualized rate in the third quarter.

Fund Suffered in the Financial Crisis

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market. In an effort to curtail diminishing confidence and help restore liquidity and stability to the financial system, the Department of Treasury initiated several measures including the Temporary Guarantee Program specifically for money market funds. Consequently, the commercial paper market began to stabilize, as evidenced by rising trading activity.

In October, the Fed and other central banks around the world implemented a coordinated rate cut to combat spreading global economic weakness. The Fed followed up with another reduction later in the month, and the federal funds rate ended the reporting period at just 1.00% . In November, the National Bureau of Economic Research officially declared that the U.S. economy has been in a recession since December 2007, a pronouncement that appeared to be confirmed by another month of severe job losses and a rise in the unemployment rate to 6.70%, the highest since 1993. As the financial crisis persisted, the Fed reduced the federal funds rate further in December to a range of 0% – 0.25% in its latest effort to support the credit markets and economic activity.

Maintaining a Cautious Posture

For most of the reporting period, we maintained the fund’s weighted average maturity in a position we considered longer than industry averages. September’s developments constrained our ability to find longer-dated money market instruments at reasonable prices, and we shifted the fund’s focus to instruments with overnight maturities.

We currently expect reduced liquidity and tighter loan standards to dampen economic growth well into 2009. Therefore, we intend to maintain the fund’s conservative credit posture and a focus on liquidity.

December 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a yield of 2.43% and an effective yield of 2.46%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2008

	Class A	Class B

Expenses paid per $1,000†	$ 3.82	$ 5.22
Ending value (after expenses)	$1,010.40	$1,009.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2008

	Class A	Class B

Expenses paid per $1,000†	$ 3.84	$ 5.25
Ending value (after expenses)	$1,021.20	$1,019.80

† Expenses are equal to the fund’s annualized expense ratio of .76% for Class A and 1.04% for Class B multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS November 30, 2008

	Principal
Negotiable Bank Certificates of Deposit—46.8%	Amount ($)	Value ($)

Allied Irish Banks (Yankee)
2.90%—3.12%, 12/5/08—1/6/09	250,000,000	250,001,315
Banca Intesa SpA (Yankee)
3.10%—3.12%, 2/27/09—3/16/09	600,000,000	600,000,000
Banco Santander Puerto Rico (Yankee)
3.00%, 12/10/08	150,000,000	150,000,000
Bank of America N.A.
1.80%, 2/10/09	200,000,000	200,000,000
Bank of Ireland (Yankee)
2.90%, 12/5/08	100,000,000 [a]	100,000,055
Bank of Scotland PLC (Yankee)
3.15%, 2/9/09	300,000,000	300,000,000
Barclays Bank PLC (Yankee)
3.18%—3.75%, 1/22/09—2/20/09	500,000,000	500,000,000
Calyon (London) (Yankee)
2.99%—3.13%, 12/11/08—2/9/09	400,000,000	400,001,272
Canadian Imperial Bank of Commerce (Yankee)
3.11%—3.15%, 12/9/08—2/27/09	250,000,000	250,000,000
Commerzbank AG (Yankee)
2.90%, 12/4/08	300,000,000	300,000,000
DZ Bank AG (Yankee)
3.20%, 12/24/08	240,000,000	240,001,509
Fortis Bank (Yankee)
3.15%, 1/29/09	250,000,000	250,000,000
Landesbank Baden-Wurttemberg (Yankee)
3.15%, 2/11/09	400,000,000	400,000,000
Natixis (Yankee)
2.90%—3.20%, 12/5/08—3/12/09	535,000,000	535,000,274
Skandinaviska Enskilda Banken AB (London) (Yankee)
3.00%—3.12%, 1/14/09—2/27/09	250,000,000 [a]	250,000,000
Societe Generale (Yankee)
3.00%, 12/10/08	250,000,000	250,000,000
UBS AG (Yankee)
2.50%, 1/30/09	5,000,000	5,003,336
Wachovia Bank, N.A.
3.05%, 12/17/08	250,000,000	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,230,007,761)		5,230,007,761

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper—37.8%	Amount ($)	Value ($)

Allied Irish Banks N.A. Inc.
2.00%, 1/26/09	250,000,000	249,224,166
Amsterdam Funding Corp.
1.64%, 2/18/09	100,000,000 [a]	99,642,305
Atlantic Asset Securitization LLC
1.56%, 2/18/09	275,000,000 [a]	274,064,618
Atlantis One Funding Corp.
1.51%, 2/19/09	223,105,000 [a]	222,361,317
Banco Bilbao Vizcaya Argenteria Puerto Rico
3.14%, 1/22/09	400,000,000	398,214,667
Bank of Ireland
3.15%—3.20%, 12/22/08—2/9/09	250,000,000 [a]	249,121,597
Barton Capital LLC
1.60%, 1/5/09	270,733,000 [a]	270,311,860
Bryant Park Funding LLC
3.01%, 12/12/08	150,000,000 [a]	149,862,500
CAFCO LLC
3.02%, 1/21/09	22,000,000 [a]	21,906,500
Cancara Asset Securitisation Ltd.
3.28%, 1/28/09	400,000,000 [a]	397,905,555
CIESCO LLC
1.61%, 2/23/09	124,000,000 [a]	123,537,067
Citigroup Funding Inc.
3.46%, 12/2/08	132,000,000	131,987,350
Commerzbank U.S. Finance Inc.
2.90%, 12/4/08	19,000,000	18,995,472
Edison Asset Securitization LLC
3.02%, 1/28/09	100,000,000 [a]	99,516,667
Fairway Finance Company LLC
1.71%, 2/10/09	64,000,000 [a]	63,785,422
GE Capital Corp.
2.52%, 2/3/09	300,000,000	298,666,667
Gemini Securitization Corp., LLC
3.22%, 12/19/08—12/22/08	90,000,000 [a]	89,837,333

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

General Electric Capital Corp. — TLGP
1.76%, 2/17/09	200,000,000	199,241,667
General Electric Co.
0.60%, 12/1/08	200,000,000	200,000,000
Natixis
2.90%, 12/3/08	17,000,000	16,997,304
Thames Asset Global
Securitization No. 1 Inc.
1.25%, 12/15/08	112,037,000 [a]	111,982,537
UBS Finance Delaware LLC
0.50%, 12/1/08	500,000,000	500,000,000
Unicredit Delaware Inc.
3.07%, 3/16/09	40,000,000	39,647,667
Total Commercial Paper
(cost $4,226,810,238)		4,226,810,238

Corporate Notes—2.7%

Morgan Stanley
3.00%, 12/3/08	100,000,000 [b]	100,000,000
Swedbank (ForeningsSparbanken AB)
1.74%, 12/11/08	100,000,000 [b]	100,000,000
Wells Fargo & Co.
2.91%, 12/2/08	100,000,000 [b]	100,000,000
Total Corporate Notes
(cost $300,000,000)		300,000,000

Time Deposits—13.0%

Bank of America N.A. (Grand Cayman)
0.30%, 12/1/08	350,000,000	350,000,000
BNP Paribas (Grand Cayman)
0.69%, 12/1/08	200,000,000	200,000,000
Calyon (Grand Cayman)
0.50%, 12/1/08	98,000,000	98,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits (continued)	Amount ($)	Value ($)

Fifth Third Bank (Grand Cayman)
0.69%, 12/1/08	25,000,000	25,000,000
HSH Nordbank AG (Grand Cayman)
1.00%, 12/1/08	300,000,000	300,000,000
RBS Citizens NA (Grand Cayman)
0.30%, 12/1/08	485,000,000	485,000,000
Total Time Deposits
(cost $1,458,000,000)		1,458,000,000

Total Investments (cost $11,214,817,999)	100.3%	11,214,817,999
Liabilities, Less Cash and Receivables	(.3%)	(37,159,494)
Net Assets	100.0%	11,177,658,505

TLGP—Temporary Liquidity Guaranty Program

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2008, these securities amounted to $2,523,835,333 or 22.6% of net assets.

b	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	73.2	Foreign/Governmental	5.3
Asset-Backed/		Brokerage Firms	.9
Multi-Seller Programs	14.7
Finance	6.2		100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	11,214,817,999	11,214,817,999
Interest receivable		53,924,209
Prepaid expenses		776,766
		11,269,518,974

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		8,949,875
Cash overdraft due to Custodian		48,167,982
Payable for shares of Common Stock redeemed		34,451,210
Accrued expenses		291,402
		91,860,469

Net Assets ($)		11,177,658,505

Composition of Net Assets ($):
Paid-in capital		11,178,612,436
Accumulated net realized gain (loss) on investments		(953,931)

Net Assets ($)		11,177,658,505

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	1,312,625,706	9,865,032,799
Shares Outstanding	1,312,740,045	9,865,872,391

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS Year Ended November 30, 2008

Investment Income ($):
Interest Income	393,118,144
Expenses:
Management fee—Note 2(a)	56,982,662
Shareholder servicing costs—Note 2(c)	31,116,129
Distribution, service and prospectus fees—Note 2(b)	22,892,117
Registration fees	887,218
Treasury insurance expense—Note 1(e)	884,399
Directors’ fees and expenses—Note 2(d)	519,895
Custodian fees—Note 2(c)	381,482
Shareholders’ reports	144,678
Professional fees	73,772
Miscellaneous	147,433
Total Expenses	114,029,785
Less—reduction in shareholder servicing
costs due to undertaking—Note 2(c)	(721,712)
Less—reduction in fees due to earnings credits—Note 1(b)	(32,310)
Net Expenses	113,275,763
Investment Income—Net	279,842,381

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,150,315
Net Increase in Net Assets Resulting from Operations	280,992,696

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2008	2007

Operations ($):
Investment income—net	279,842,381	433,429,586
Net realized gain (loss) on investments	1,150,315	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	280,992,696	433,429,586

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(37,670,113)	(39,706,887)
Class B Shares	(242,172,268)	(393,722,699)
Total Dividends	(279,842,381)	(433,429,586)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	5,486,097,415	4,523,463,194
Class B Shares	24,686,103,249	26,317,753,586
Dividends reinvested:
Class A Shares	37,128,321	38,595,101
Class B Shares	240,482,997	392,935,531
Cost of shares redeemed:
Class A Shares	(5,250,170,596)	(4,545,362,298)
Class B Shares	(24,153,341,897)	(26,109,692,097)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,046,299,489	617,693,017
Total Increase (Decrease) in Net Assets	1,047,449,804	617,693,017

Net Assets ($):
Beginning of Period	10,130,208,701	9,512,515,684
End of Period	11,177,658,505	10,130,208,701

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.027	.045	.042	.023	.006
Distributions:
Dividends from
investment income—net	(.027)	(.045)	(.042)	(.023)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.75	4.64	4.28	2.32	.56

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.76	.79	.78	.79	.78
Ratio of net expenses
to average net assets	.76[a]	.79	.78[a]	.79	.78
Ratio of net investment income
to average net assets	2.66	4.54	4.18	2.28	.55

Net Assets, end of period
($ x 1,000)	1,312,626	1,039,268	1,022,572	1,094,031	1,153,901

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

		Year Ended November 30,

Class B Shares	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.024	.043	.040	.021	.003
Distributions:
Dividends from
investment income—net	(.024)	(.043)	(.040)	(.021)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.48	4.40	4.05	2.09	.34

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04	1.03	1.02	1.03	1.03
Ratio of net expenses
to average net assets	1.03	1.02	1.01	1.01	1.00
Ratio of net investment income
to average net assets	2.43	4.32	3.98	2.06	.32

Net Assets, end of period
($ x 1,000)	9,865,033	9,090,941	8,489,944	7,516,365	4,956,821

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (7 billion shares authorized) and Class B (18.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2008, sub-accounting service fees amounted to $4,989,171 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	11,214,817,999
Level 3—Significant Unobservable Inputs	0
Total	11,214,817,999

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from the settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The fund has an unused capital loss carryover of $953,931 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2008. If not applied, the carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2008 and November 30, 2007 were all ordinary income.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on bor-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

rowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2008, Class A shares were charged $2,848,652 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act,

Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended November 30, 2008, Class B shares were charged $20,043,465 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2008, Class A shares were charged $194,594 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2007 through November 30, 2008 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees,

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

interest on borrowings and extraordinary expenses, exceed an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended November 30, 2008, Class B shares were charged $24,945,857 pursuant to the Class B Shareholder Services Plan, of which $721,712 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $280,023 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2008, the fund was charged $19,809 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $381,482 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $6,086 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $4,547,323, Rule 12b-1 distribution fees $1,816,902, shareholder services plan fees $2,382,121, custody fees $198,826, chief compliance officer fees $2,466 and transfer agency per account fees $46,866, which are offset against an expense reimbursement currently in effect in the amount of $44,629.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors General Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of General Money Market Fund, Inc., including the statement of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Money Market Fund, Inc. at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York January 20, 2009

The Fund 25

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 92.13% of ordinary income dividends paid during the fiscal year ended November 30, 2008 as qualifying interest related dividends.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper.The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s total return performance for the one-year period ended May 31, 2008 was above the Performance Group median for that period and the fund’s total return performance for the two-, three-, four-, five- and ten-year periods ended May 31, 2008, was equal to or slightly below (within two basis points) the Performance Group median for those periods. The Board members noted that the fund’s total return performance was above the Performance Universe median for each of the reported time periods.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee was above the Expense Group and Expense Universe medians and that the fund’s total expense ratio was above the Expense Group median and below the Expense Universe median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance, and noted the fund’s close proximity to the Performance Group medi- ans when the fund underperformed compared to those medians.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

The Fund 33

OFFICERS OF THE FUND (Unaudited)

The Fund 35

NOTES

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,265 in 2007 and $34,262 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2007 and $10,398 in 2008. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,541 in 2007 and $3,273 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2007 and $3,776 in 2008. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,890,737 in 2007 and $9,452,992 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]

Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	January 26, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)